Consolidated statements of financial position - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Property, plant and equipment	£ 2,529	£ 2,766	£ 1,984
Intangible assets	27,647	31,172	41,339
Other receivables due in greater than one year	465	448	387
Total non-current assets	30,641	34,386	43,710
Current assets
Inventories	941	817	459
Trade and other receivables	3,242	2,439	2,496
Taxation	1,196	1,439	1,201
Cash and cash equivalents	13,204	17,608	16,175
Total current assets	18,583	22,303	20,331
Total assets	49,224	56,689	64,041
Non-current liabilities
Borrowings	6,185	1,620	1,508
Deferred tax liability			6,547
Total non-current liabilities	6,185	1,620	8,055
Current liabilities
Trade and other payables	8,002	8,407	7,084
Borrowings	361	538	442
Derivative financial liability - equity settled		400	1,573
Total current liabilities	8,363	9,345	9,099
Total liabilities	14,548	10,965	17,154
Issued capital and reserves attributable to owners of the parent
Share capital	1,003	1,002	1,002
Share premium	52,939	47,211	31,643
Merger reserve	53,003	53,003	52,803
Shares to be issued			200
Foreign exchange reserve	2,385	3,618	390
Accumulated deficit	(74,654)	(59,110)	(39,151)
Total equity	34,676	45,724	46,887
Total equity and liabilities	£ 49,224	£ 56,689	£ 64,041